[Federal Life Insurance Company (Mutual) Letterhead]
March 9, 2011
VIA EDGAR
Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549-0506

Re:	Federal Life Variable Annuity Account-A File Nos.: 333-147464; 811-02570 CIK: 0000034867 Rule 30b2-1 Filing
Dear Sir or Madam:
As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Federal Life Variable Annuity Account-A, a unit investment trust registered under the Act, mailed to its contract owners the annual report for the underlying management investment company, Federal Life Trust. This filing constitutes the filing of this report as required by Rule 30b2-1 under the Act.
Pursuant to Rule 30d-1 under the Act, on March 8, 2011, Federal Life Trust filed its annual report on Form N-CSR with the Securities and Exchange Commission (CIK: 0001418969). To the extent necessary, this filing is incorporated herein by reference.
We have also included with this filing the annual report of Federal Life Variable Annuity Account-A, which was mailed to its contract owners on February 28, 2011.
Very truly yours,

/s/ William S. Austin
William S. Austin
President and Chief Operating Officer Federal Life Insurance Company (Mutual)

Federal Life Variable Annuity Account A
Annual Report
December 31, 2010
Annual Report of
Federal Life Variable Annuity Account A
prepared and provided by:
Federal Life Insurance Company (Mutual)
3750 West Deerfield Road
Riverwoods, IL 60015
This report is submitted for the general information of owners of Federal Life Variable Annuity Account A contracts. The report is not authorized for distribution to prospective purchasers of variable annuity contracts unless it is accompanied by an effective prospectus.

Federal Life Variable Annuity Account A
Annual Report
December 31, 2010

Federal Life Variable Annuity Account A
Statement of Assets and Liabilities
December 31, 2010

ASSETS
Amounts Due From Funds			$0

Investments at Fair Value (note B)

Vanguard Wellesley Income Fund
28,856.511	admiral class non-qualified shares (cost $985,821) @	$52.56	1,516,698

Vanguard Long-Term Corporate Fund
18.023	investor class qualified shares (cost $716) @	$9.34	168
69,140.643	admiral class non-qualified shares (cost $641,204) @	$9.34	645,774

Vanguard Windsor Fund
41,821.908	admiral class qualified shares (cost $1,545,138) @	$45.59	1,906,661
234,844.891	admiral class non-qualified shares (cost $9,491,837) @	$45.59	10,706,578

Vanguard Wellington Fund
1,787.135	investor class qualified shares (cost $37,994) @	$31.10	55,580
56,837.562	admiral class non-qualified shares (cost $2,289,148) @	$53.71	3,052,745

Vanguard Morgan Growth Fund
1,808.743	admiral class qualified shares (cost $56,557) @	$55.89	101,091
18,401.306	admiral class non-qualified shares (cost $756,615) @	$55.89	1,028,449

Vanguard Prime Money Market Fund
78,269.500	investor class qualified shares (cost $78,270) @	$1.00	78,270
1,665,395.940	investor class non-qualified shares (cost $1,665,396) @	$1.00	1,665,396

Federal Life Equity Portfolio
759.950	(cost $7,418) @	$12.30	9,347

Federal Life Fixed Income Portfolio
261.480	(cost $2,487) @	$10.18	2,662

TOTAL ASSETS			20,769,419

LIABILITIES

Amounts Due Contract Owners and Participants			0
Accrued Expenses (note C)			942
Other Due to Federal Life			78,961

TOTAL LIABILITIES			79,903

NET ASSETS			$20,689,516

See notes to financial statements

Federal Life Variable Annuity Account A
Statement of Assets and Liabilities (continued)
December 31, 2010

NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY
CONTRACT OWNERS

Vanguard Wellesley Income Fund
69,335.493	admiral class non-qualified accumulation units @	$21.761381	$1,508,836

Vanguard Long-Term Corporate Fund
10.197	investor class qualified accumulation units @	$13.698302	140
46,446.483	admiral class non-qualified accumulation units @	$13.938843	647,410

Vanguard Windsor Fund
33,362.071	admiral class qualified accumulation units @	$42.801926	1,427,961
	reserve for payout annuity		448,635
357,334.639	admiral class non-qualified accumulation units @	$29.882097	10,677,908
	reserve for payout annuity		6,699

Vanguard Wellington Fund
1,895.109	investor class qualified accumulation units @	$29.277295	55,483
124,122.539	admiral class non-qualified accumulation units @	$24.509543	3,042,187

Vanguard Morgan Growth Fund
3,355.965	admiral class qualified accumulation units @	$29.853360	100,186
46,918.577	admiral class non-qualified accumulation units @	$21.867236	1,025,980

Vanguard Prime Money Market Fund
16,563.685	investor class qualified accumulation units @	$4.644917	76,937
357,210.825	investor class non-qualified accumulation units @	$4.644917	1,659,215

Federal Life Equity Portfolio
741.469	accumulation units @	$12.533114	9,293

Federal Life Fixed Income Portfolio
250.271	accumulation units @	$10.573266	2,646

TOTAL NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY CONTRACT OWNERS			$20,689,516

See notes to financial statements

Federal Life Variable Annuity Account A
Statements of Operations and Changes in Net Assets
For the Years Ended December 31, 2010 and December 31, 2009

	Vanguard Wellesley Income Fund
	Investor Class	Investor Class
	Non-qualified	Non-qualified
	2010	2009

Income — Reinvested dividends	$60,727	$76,023

Expense — Mortality and expense	13,552	13,575

Net investment income	47,175	62,448

Net realized and unrealized gain on investments	98,914	156,382

Increase in net assets from operations	146,089	218,830

Net redemption payments disbursed	(326,625)	(166,014)

Increase (decrease) in net assets	(180,536)	52,816

Net Assets:
Beginning of year	1,689,372	1,636,556

End of year	$1,508,836	$1,689,372

		Vanguard Long-Term Corporate Fund
	Investor Class	Investor Class	Admiral Class	Admiral Class
	Qualified	Qualified	Non-qualified	Non-qualified
	2010	2009	2010	2009

Income — Reinvested dividends	$9	$9	$47,976	$59,942

Expense — Mortality and expense	0	0	7,050	8,135

Net investment income	9	9	40,926	51,807

Net realized and unrealized gain on investments	4	0	36,866	23,536

Increase in net assets from operations	13	9	77,792	75,343

Net redemption payments disbursed	0	0	(451,973)	(12,800)

Increase (decrease) in net assets	13	9	(374,181)	62,543

Net Assets:
Beginning of year	127	118	1,021,591	959,048

End of year	$140	$127	$647,410	$1,021,591

See notes to financial statements

Federal Life Variable Annuity Account A
Statements of Operations and Changes in Net Assets (continued)
For the Years Ended December 31, 2010 and December 31, 2009

		Vanguard Windsor Fund
	Admiral Class	Admiral Class	Admiral Class	Admiral Class
	Qualified	Qualified	Non-qualified	Non-qualified
	2010	2009	2010	2009

Income — Reinvested dividends	$22,929	$32,831	$129,258	$184,117

Expense — Mortality and expense	10,934	10,634	82,568	70,859

Net investment income	11,995	22,197	46,690	113,258

Net realized and unrealized gain on investments	228,052	407,773	1,263,955	2,403,900

Increase in net assets from operations	240,047	429,970	1,310,645	2,517,158

Net redemption payments disbursed	(82,537)	(740,439)	(256,205)	(692,767)

Increase (decrease) in net assets	157,510	(310,469)	1,054,440	1,824,391

Net Assets:
Beginning of year	1,719,086	2,029,555	9,630,167	7,805,776

End of year	$1,876,596	$1,719,086	$10,684,607	$9,630,167

		Vanguard Wellington Fund
	Investor Class	Investor Class	Admiral Class	Admiral Class
	Qualified	Qualified	Non-qualified	Non-qualified
	2010	2009	2010	2009

Income — Reinvested dividends	$1,496	$1,548	$90,022	$97,884

Expense — Mortality and expense	439	376	25,952	23,284

Net investment income	1,057	1,172	64,070	74,600

Net realized and unrealized gain on investments	3,986	7,637	221,697	453,426

Increase in net assets from operations	5,043	8,809	285,767	528,026

Net redemption payments disbursed	0	0	(357,868)	(101,121)

Increase (decrease) in net assets	5,043	8,809	(72,101)	426,905

Net Assets:
Beginning of year	50,440	41,631	3,114,288	2,687,383

End of year	$55,483	$50,440	$3,042,187	$3,114,288

See notes to financial statements

Federal Life Variable Annuity Account A
Statements of Operations and Changes in Net Assets (continued)
For the Years Ended December 31, 2010 and December 31, 2009

		Vanguard Morgan Growth Fund (Note B)
	Admiral Class	Admiral Class	Admiral Class	Admiral Class
	Qualified	Qualified	Non-qualified	Non-qualified
	2010	2009	2010	2009

Income — Reinvested dividends	$651	$730	$6,623	$7,429

Expense — Mortality and expense	747	630	7,650	6,246

Net investment income (loss)	(96)	100	(1,027)	1,183

Net realized and unrealized gain on investments	15,285	21,315	156,576	215,121

Increase in net assets from operations	15,189	21,415	155,549	216,304

Net redemption payments disbursed	0	(29,153)	0	(49,800)

Increase (decrease) in net assets	15,189	(7,738)	155,549	166,504

Net Assets:
Beginning of year	84,997	92,735	870,431	703,927

End of year	$100,186	$84,997	$1,025,980	$870,431

		Vanguard Prime Money Market Fund
	Investor Class	Investor Class	Investor Class	Investor Class
	Qualified	Qualified	Non-qualified	Non-qualified
	2010	2009	2010	2009

Income — Reinvested dividends	$43	$431	$1,045	$10,414

Expense — Mortality and expense	657	675	14,654	16,283

Net investment loss	(614)	(244)	(13,609)	(5,869)

Decrease in net assets from operations	(614)	(244)	(13,609)	(5,869)

Net redemption payments disbursed	(330)	(2,036)	(189,807)	(123,963)

Decrease in net assets	(939)	(2,280)	(203,421)	(129,832)

Net Assets:
Beginning of year	77,876	80,156	1,862,636	1,992,468

End of year	$76,937	$77,876	$1,659,215	$1,862,636

See notes to financial statements

Federal Life Variable Annuity Account A
Statements of Operations and Changes in Net Assets (continued)
For the Years Ended December 31, 2010 and December 31, 2009

	Federal Life Equity Portfolio
	2010	2009

Income — Reinvested dividends	$144	$71

Expense — Mortality and expense	0	4

Net investment income	144	67

Net realized and unrealized gain on investments	1,173	409

Increase in net assets from operations	1,317	476

Net purchase payments received	0	7,500

Increase in net assets	1,317	7,976

Net Assets:
Beginning of year	7,976	0

End of year	$9,293	$7,976

	Federal Life Fixed Income Portfolio
	2010	2009

Income — Reinvested dividends	$98	$15

Expense — Mortality and expense	0	4

Net investment income	98	11

Net realized and unrealized gain (loss) on investments	48	(11)

Increase in net assets from operations	146	0

Net purchase payments received	0	2,500

Increase in net assets	146	2,500

Net Assets:
Beginning of year	2,500	0

End of year	$2,646	$2,500

See notes to financial statements

Federal Life Variable Annuity Account A
Notes to Financial Statements
December 31, 2010
Note A — The Account
Federal Life Variable Annuity Account A (the “Account”) is a separate account of Federal Life Insurance Company (Mutual) (“Federal Life”). The Account is registered as a unit investment trust under the Investment Company Act of 1940.
Under applicable insurance law, the assets and liabilites of the Account are clearly identified and distinguished from Federal Life’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Federal Life may conduct.
Net assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality Table. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by Federal Life and may result in additional amounts being transferred in to the variable annuity account by Federal Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Federal Life.
The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The Account evaluated the recognition and disclosure of subsequent events for its 2010 financial statements.
Note B — Investments
The net asset value of the investment in each mutual fund represents the fair value of the shares. Investment transactions are accounted for on the trade date. Dividends and short-term capital gain distributions are recorded as income on the ex-dividend date, with the distributions being reinvested. Long-term capital gain distributions are recorded on the ex-dividend date as net realized and unrealized gain (loss) by investments, with the distribution being reinvested. Cost represents the average cost of shares purchased, less redemptions.
The cost of purchases and proceeds from sales of investments for the years ended December 31, 2010 and 2009 were as follows:

	2010		2009
	Purchases	Sales	Purchases	Sales
Vanguard Wellesley Income Fund	$50,000	$376,625	$30,000	$196,014
Vanguard Long-Term Corporate Fund	—	451,973	—	12,800
Vanguard Windsor Fund	—	338,742	22,848	1,456,054
Vanguard Wellington Fund	—	357,868	22,848	123,969
Vanguard Morgan Growth Fund	—	—	—	78,953
Vanguard Prime Money Market Fund	—	190,137	—	125,999
Federal Life Equity Portfolio	—	—	7,500	—
Federal Life Fixed Income Portfolio	—	—	2,500	—

	$50,000	$1,715,345	$85,696	$1,993,789

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
December 31, 2010
Note C — Mortality and Expense Assurances
Deductions of .00233% and .00137% per daily valuation period (annual basis of .85% and .50%) of the current value of the Account are made to Federal Life for mortality and expense assurances for the Vanguard Funds and the Federal Life Portfolios, respectively.
Note D — Federal Income Taxes
The operations of the Account form a part of, and are taxed with, the operations of Federal Life, which under the Internal Revenue Code (the Code) is taxed as a “life insurance company”. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income, or on the realized gain on the Account.

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
December 31, 2010
Note E — Changes in Units Outstanding

	Vanguard Wellesley Income Fund
	Admiral Class	Admiral Class
	Non-qualified	Non-qualified
	2010	2009

Unit value, beginning of year	$19.82	$17.22

Unit value, end of year	$21.76	$19.82

Number of units outstanding, beginning of year	85,220.219	95,064.947

Net contract purchase payments	0.000	0.000

Withdrawals	(4,006.555)	(5,372.153)

Transfers between Account divisions, net	(11,878.171)	(4,472.574)

Number of units outstanding, end of year	69,335.493	85,220.219

	Vanguard Long-Term Corporate Fund
	Investor Class	Investor Class	Admiral Class	Admiral Class
	Qualified	Qualified	Non-qualified	Non-qualified
	2010	2009	2010	2009

Unit value, beginning of year	$12.48	$11.57	$12.68	$11.74

Unit value, end of year	$13.70	$12.48	$13.94	$12.68

Number of units outstanding, beginning of year	10.197	10.197	80,559.354	81,656.895

Net contract purchase payments	0.000	0.000	0.000	0.000

Withdrawals	0.000	0.000	(387.641)	(1,097.541)

Transfers between Account divisions, net	0.000	0.000	(33,725.230)	0.000

Number of units outstanding, end of year	10.197	10.197	46,446.483	80,559.354

		Vanguard Windsor Fund
	Admiral Class	Admiral Class	Admiral Class	Admiral Class
	Qualified	Qualified	Non-qualified	Non-qualified
	2010	2009	2010	2009

Unit value, beginning of year	$37.57	$28.09	$26.23	$19.61

Unit value, end of year	$42.80	$37.57	$29.88	$26.23

Number of units outstanding, beginning of year	34,474.679	60,136.918	366,937.110	397,803.752

Net contract purchase payments	0.000	0.000	0.000	0.000

Withdrawals	(1,112.608)	(23,653.946)	(9,602.471)	(7,420.579)

Transfers between Account divisions, net	0.000	(2,008.293)	0.000	(23,446.063)

Number of units outstanding, end of year	33,362.071	34,474.679	357,334.639	366,937.110

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
December 31, 2010
Note E — Changes in Units Outstanding (continued)

	Vanguard Wellington Fund
	Investor Class	Investor Class	Admiral Class	Admiral Class
	Qualified	Qualified	Non-qualified	Non-qualified
	2010	2009	2010	2009

Unit value, beginning of year	$26.62	$21.97	$22.26	$18.35

Unit value, end of year	$29.28	$26.62	$24.51	$22.26

Number of units outstanding, beginning of year	1,895.109	1,895.109	139,892.839	146,439.049

Net contract purchase payments	0.000	0.000	0.000	0.000

Withdrawals	0.000	0.000	(1,127.422)	(25.064)

Transfers between Account divisions, net	0.000	0.000	(14,642.877)	(6,521.145)

Number of units outstanding, end of year	1,895.109	1,895.109	124,122.540	139,892.839

	Vanguard Morgan Growth Fund
	Admiral Class	Admiral Class	Admiral Class	Admiral Class
	Qualified	Qualified	Non-qualified	Non-qualified
	2010	2009	2010	2009

Unit value, beginning of year	$25.33	$18.74	$18.55	$13.73

Unit value, end of year	$29.85	$25.33	$21.87	$18.55

Number of units outstanding, beginning of year	3,355.965	4,948.696	46,918.577	51,282.998

Net contract purchase payments	0.000	0.000	0.000	0.000

Withdrawals	0.000	0.000	0.000	0.000

Transfers between Account divisions, net	0.000	(1,592.731)	0.000	(4,364.421)

Number of units outstanding, end of year	3,355.965	3,355.965	46,918.577	46,918.577

	Vanguard Prime Money Market Fund
	Investor Class	Investor Class	Investor Class	Investor Class
	Qualified	Qualified	Non-qualified	Non-qualified
	2010	2009	2010	2009

Unit value, beginning of year	$4.68	$4.70	$4.68	$4.70

Unit value, end of year	$4.64	$4.68	$4.64	$4.68

Number of units outstanding, beginning of year	16,634.135	17,067.455	397,853.524	424,251.085

Net contract purchase payments	0.000	0.000	0.000	0.000

Withdrawals	(70.450)	(433.320)	(10,808.118)	(13,041.142)

Transfers between Account divisions, net	0.000	0.000	(29,834.581)	(13,356.419)

Number of units outstanding, end of year	16,563.685	16,634.135	357,210.825	397,853.524

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
December 31, 2010
Note E — Changes in Units Outstanding (continued)

	Federal Life Equity Portfolio
	2010	2009

Unit value, beginning of year	$10.76	$0.00

Unit value, end of year	$12.53	$10.76

Number of units outstanding, beginning of year	741.469	0.000

Net contract purchase payments	0.000	741.469

Withdrawals	0.000	0.000

Transfers between Account divisions, net	0.000	0.000

Number of units outstanding, end of year	741.469	741.469

	Federal Life Fixed Income Portfolio
	2010	2009

Unit value, beginning of year	$9.99	$0.00

Unit value, end of year	$10.57	$9.99

Number of units outstanding, beginning of year	250.271	0.000

Net contract purchase payments	0.000	250.271

Withdrawals	0.000	0.000

Transfers between Account divisions, net	0.000	0.000

Number of units outstanding, end of year	250.271	250.271

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
December 31, 2010
Note F — Summary of units outstanding, unit values, expenses and total return for each of the five years in the period ended December 31
Vanguard Wellesley Income Fund
Admiral / Investor Class Non-qualified

				Investment	Expenses as a
				Income	% of Average	Total
Year	Units	Unit Value	Net Assets	Ratio	Net Assets	Return*
2010	69,335.493	$21.76	$1,508,836	3.76%	0.85%	9.04%
2009	85,220.220	19.82	1,689,372	4.67%	0.85%	13.46%
2008	95,064.947	17.22	1,636,556	5.06%	0.85%	-11.46%
2007	81,153.314	19.25	1,562,018	4.27%	0.85%	4.92%
2006	97,462.039	18.36	1,788,980	4.43%	0.85%	9.87%
Vanguard Long-Term Corporate Fund
Investor Class Qualified

				Investment	Expenses as a
				Income	% of Average	Total
Year	Units	Unit Value	Net Assets	Ratio	Net Assets	Return*
2010	10.197	$13.70	$140	6.67%	0.85%	9.63%
2009	10.197	12.48	127	7.46%	0.85%	7.46%
2008	10.197	11.57	118	3.65%	0.85%	-3.73%
2007	4,193.668	11.41	47,843	8.05%	0.85%	17.04%
2006	10.197	11.08	113	8.29%	0.85%	1.83%
Vanguard Long-Term Corporate Fund
Admiral / Investor Class Non-qualified

				Investment	Expenses as a
				Income	% of Average	Total
Year	Units	Unit Value	Net Assets	Ratio	Net Assets	Return*
2010	46,446.483	$13.94	$647,410	6.23%	0.85%	10.10%
2009	80,559.354	12.68	1,021,591	6.14%	0.85%	7.72%
2008	81,656.895	11.74	959,048	5.93%	0.85%	1.45%
2007	82,869.782	11.57	958,678	5.88%	0.85%	3.01%
2006	83,850.537	11.23	941,377	6.04%	0.85%	2.03%

*	Annualized

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
December 31, 2010
Note F — Summary of units outstanding, unit values, expenses and total return for each of the five years in the period ended December 31 (continued)
Vanguard Windsor Fund
Admiral / Investor Class Qualified

				Investment	Expenses as a
				Income	% of Average	Total
Year	Units	Unit Value	Net Assets (1)	Ratio	Net Assets	Return*
2010	33,362.071	$42.80	$1,427,961	1.34%	0.85%	14.07%
2009	34,474.679	37.57	1,295,102	1.92%	0.85%	25.13%
2008	60,136.919	28.09	1,689,067	2.23%	0.85%	-51.53%
2007	67,693.215	48.04	3,252,169	2.75%	0.85%	-3.49%
2006	73,134.034	50.04	3,659,295	1.63%	0.85%	17.42%
Vanguard Windsor Fund
Admiral / Investor Class Non-qualified

				Investment	Expenses as a
				Income	% of Average	Total
Year	Units	Unit Value	Net Assets (1)	Ratio	Net Assets	Return*
2010	357,334.639	$29.88	$10,677,908	1.33%	0.85%	13.53%
2009	366,937.110	26.23	9,623,720	2.17%	0.85%	29.60%
2008	397,803.753	19.61	7,800,499	2.18%	0.85%	-49.18%
2007	472,562.193	33.54	15,850,196	2.60%	0.85%	-3.83%
2006	493,168.983	34.93	17,227,460	1.64%	0.85%	17.19%
Vanguard Wellington Fund
Investor Class Qualified

				Investment	Expenses as a
				Income	% of Average	Total
Year	Units	Unit Value	Net Assets	Ratio	Net Assets	Return*
2010	1,895.109	$29.28	$55,483	2.91%	0.85%	9.79%
2009	1,895.109	26.62	50,440	3.42%	0.85%	19.48%
2008	1,895.109	21.97	41,631	3.55%	0.85%	-25.40%
2007	1,895.109	28.51	54,035	3.47%	0.85%	7.98%
2006	2,325.402	26.54	61,709	3.49%	0.85%	13.17%
Vanguard Wellington Fund
Admiral / Investor Class Non-qualified

				Investment	Expenses as a
				Income	% of Average	Total
Year	Units	Unit Value	Net Assets	Ratio	Net Assets	Return*
2010	124,122.540	$24.51	$3,042,187	2.95%	0.85%	9.36%
2009	139,892.838	22.26	3,114,288	3.47%	0.85%	18.70%
2008	146,439.049	18.35	2,687,383	3.72%	0.85%	-25.63%
2007	139,266.077	23.80	3,314,624	3.64%	0.85%	7.16%
2006	143,112.826	22.13	3,166,993	3.62%	0.85%	13.37%

*	Annualized

(1)	Does not include payout reserve

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
December 31, 2010
Note F — Summary of units outstanding, unit values, expenses and total return for each of the five years in the period ended December 31 (continued)
Vanguard Morgan Growth Fund
Admiral / Investor Class Qualified

				Investment	Expenses as a
				Income	% of Average	Total
Year	Units	Unit Value	Net Assets	Ratio	Net Assets	Return*
2010	3,355.965	$29.85	$100,186	0.74%	0.85%	17.91%
2009	3,355.965	25.33	84,997	0.89%	0.85%	26.02%
2008	4,948.697	18.74	92,735	1.03%	0.85%	-50.35%
2007	5,050.756	32.21	162,703	2.93%	0.85%	9.83%
2006	5,127.394	29.18	149,599	1.45%	0.85%	9.76%
Vanguard Morgan Growth Fund
Admiral / Investor Class Non-qualified

				Investment	Expenses as a
				Income	% of Average	Total
Year	Units	Unit Value	Net Assets	Ratio	Net Assets	Return*
2010	46,918.577	$21.87	$1,025,980	0.73%	0.85%	17.24%
2009	46,918.577	18.55	870,431	0.98%	0.85%	28.42%
2008	51,282.999	13.73	703,927	1.01%	0.85%	-49.74%
2007	53,722.618	23.60	1,267,642	2.93%	0.85%	9.69%
2006	55,453.396	21.37	1,185,120	1.20%	0.85%	9.39%
Vanguard Prime Money Market Fund
Investor Class Qualified

				Investment	Expenses as a
				Income	% of Average	Total
Year	Units	Unit Value	Net Assets	Ratio	Net Assets	Return*
2010	16,563.685	$4.64	$76,937	0.06%	0.85%	-0.79%
2009	16,634.135	4.68	77,876	0.54%	0.85%	-0.31%
2008	17,067.455	4.70	80,156	2.75%	0.85%	2.01%
2007	50,533.611	4.61	232,882	5.02%	0.85%	4.18%
2006	51,475.567	4.42	227,427	3.21%	0.85%	2.65%
Vanguard Prime Money Market Fund
Investor Class Non-qualified

				Investment	Expenses as a
				Income	% of Average	Total
Year	Units	Unit Value	Net Assets	Ratio	Net Assets	Return*
2010	357,210.825	$4.64	$1,659,215	0.06%	0.85%	-0.79%
2009	397,853.524	4.68	1,862,636	0.54%	0.85%	-0.30%
2008	424,251.084	4.70	1,992,468	2.72%	0.85%	1.88%
2007	478,361.193	4.61	2,204,507	5.06%	0.85%	4.21%
2006	454,196.329	4.42	2,006,711	4.56%	0.85%	3.74%

*	Annualized

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
December 31, 2010
Note F — Summary of units outstanding, unit values, expenses and total return for each of the five years in the period ended December 31 (continued)
Federal Life Equity Portfolio

				Investment	Expenses as a
				Income	% of Average	Total
Year	Units	Unit Value	Net Assets	Ratio	Net Assets	Return*
2010	741.469	$12.533	$9,293	1.74%	0.50%	17.10%
2009	741.469	10.756	7,976	5.33%	0.50%	7.65%
Federal Life Fixed Income Portfolio

				Investment	Expenses as a
				Income	% of Average	Total
Year	Units	Unit Value	Net Assets	Ratio	Net Assets	Return*
2010	250.271	$10.574	$2,646	3.28%	0.50%	6.37%
2009	250.271	9.991	2,500	3.36%	0.50%	0.00%

*	Annualized

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
December 31, 2010
Note G — Fair Value Measurements
Generally accepted accounting principles in the United States of America (GAAPUSA) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal or, in the absence of a principal market, the most advantageous market accessible to the reporting entity at the measurement date. Under GAAPUSA, the principal market is the market in which the reporting entity would sell the asset or transfer the liability with the greatest volume and level of activity. The most advantageous market, which may be a hypothetical market, is the market in which the reporting entity would sell the asset or transfer the liability with the price that maximizes the amount that would be received for the asset or minimizes the amount that would be paid to transfer the liability, considering transaction costs in the respective market.
GAAPUSA describes three approaches to measuring fair value: the market approach, the income approach and the cost approach. Each approach includes multiple valuation techniques. The standard does not prescribe which valuation technique should be used when measuring fair value, but does establish a fair value hierarchy that prioritizes the inputs used in applying the various techniques based on the degree to which such inputs are observable to market participants. Inputs broadly refer to the assumptions that market participants use to make pricing decisions, including assumptions about risk.
The Fund’s investments are classified in one of the following three categories based upon the inputs used to determine their respective fair values.
Level 1 — Quoted prices (unadjusted) for identical assets or liabilities in active markets as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2 — Observable market-based inputs or unobservable inputs that are corroborated by market data. These inputs may include quoted prices in a market that is not active.
Level 3 — Unobservable inputs that cannot be corroborated by market data. These inputs reflect management’s best estimate of fair value using its own assumptions about the assumptions a market participant would use in pricing the asset or liability.
When the inputs used to value an investment fall into more than one level, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s fair value measurement. Mangement’s assessment of the significance of a particular input to the fair value measurement requires judgment and is dependent on factors specific to the investment.
Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV, based on the value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Federal Life Trust and Vanguard Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2.

Federal Life Variable Annuity Account A
Notes to Financial Statements (continued)
December 31, 2010
Note G — Fair Value Measurements (continued)
The following table presents information abount the Account’s assets measured at fair value on a recurring basis as of December 31, 2010 and indicates the fair value hierarchy of the valuation techniques utilized by the Account to detemine such fair value:

		Fair Value Measurements
		Level 1	Level 2	Level 3	Total
Assets:
Vanguard Wellesley Income Fund	Admiral class nonqualified	$—	$1,516,698	$—	$1,516,698
Vanguard Long-Term Coporate Fund	Investor class qualified	—	168	—	168
Vanguard Long-Term Coporate Fund	Admiral class non qualified	—	645,774	—	645,774
Vanguard Windsor Fund	Admiral class qualified	—	1,906,661	—	1,906,661
Vanguard Windsor Fund	Admiral class nonqualified	—	10,706,578	—	10,706,578
Vanguard Wellington Fund	Investor class qualified	—	55,580	—	55,580
Vanguard Wellington Fund	Admiral class nonqualified	—	3,052,745	—	3,052,745
Vanguard Morgan Growth Fund	Admiral class qualified	—	101,091	—	101,091
Vanguard Morgan Growth Fund	Admiral class nonqualified	—	1,028,449	—	1,028,449
Vanguard Prime Money Market Fund	Investor class qualified	—	78,270	—	78,270
Vanguard Prime Money Market Fund	Investor class nonqualified	—	1,665,396	—	1,665,396
Federal Life Equity Portfolio		—	9,347	—	9,347
Federal Life Fixed Income Portfolio		—	2,662	—	2,662

Total Assets		$—	$20,769,419	$—	$20,769,419

Report of Independent Registered Public Accounting Firm
To the Contract Owners and Board of Directors of
Federal Life Variable Annuity Account A
We have audited the accompanying statement of assets and liabilities of Federal Life Variable Annuity Account A (“the Account” comprising, respectively, Vanguard Wellesley Income Fund, Vanguard Long-Term Corporate Fund, Vanguard Windsor Fund, Vanguard Wellington Fund, Vanguard Morgan Growth Fund, Vanguard Prime Money Market Fund, Federal Life Equity Portfolio and the Federal Life Fixed Income Portfolio) as of December 31, 2010, and the related statements of operations and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Federal Life Variable Annuity Account A as of December 31, 2010, and the results of their operations and changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Blackman Kallick, LLP
Chicago, Illinois
February 25, 2011

Report of Independent Registered Public Accounting Firm
on Internal Control Required by SEC under Form N-SAR
Board of Directors
Federal Life Variable Annuity Account A
(A Wholly Owned Subsidiary of Federal Life Insurance Company) (Mutual)
In planning and performing our audit of the financial statements of Federal Life Variable Annuity Account A (the Account), a wholly owned subsidiary of Federal Life Insurance Company (Mutual), as of and for the year ended December 31, 2010, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Account’s internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.
The management of the Account is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with accounting principles generally accepted in the United States of America (GAAPUSA). A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAPUSA, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Account’s annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Account’s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States). However, we noted no deficiencies in the Account’s internal control over financial reporting and its operation, including controls over safeguarding securities that we consider to be a material weakness as defined above as of December 31, 2010.
This report is intended solely for the information and use of management and the Board of Directors of Federal Life Variable Annuity Account A and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.
Blackman Kallick, LLP
Chicago, Illinois
February 25, 2011